INVESTMENT PROPERTIES - Net Book Value of Investment Properties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 504	$ 5,112	$ 5,250
Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	641	6,071
Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(137)	(959)
Land not being used for operation
Disclosure of detailed information about investment property [Line Items]
Investment properties	406	407
Land not being used for operation | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	406	407
Land not being used for operation | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	0	0
Office buildings for rent
Disclosure of detailed information about investment property [Line Items]
Investment properties	13	105
Office buildings for rent | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	138	510
Office buildings for rent | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(125)	(405)
Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	0	4,510
Warehouse | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	0	5,055
Warehouse | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	0	(545)
Land leasehold right
Disclosure of detailed information about investment property [Line Items]
Investment properties	77	81
Land leasehold right | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	86	88
Land leasehold right | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	(9)	(7)
Other
Disclosure of detailed information about investment property [Line Items]
Investment properties	8	9
Other | Cost
Disclosure of detailed information about investment property [Line Items]
Investment properties	11	11
Other | Less: Accumulated depreciation
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ (3)	$ (2)